Operating Expenses, Depreciation and Amortization - Summary of Consolidated Operating Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Analysis of income and expense [abstract]
Administrative expenses	$ 1,112	$ 1,130		$ 1,091
Selling expenses	371	312		323
Distribution and logistics expenses	1,489	1,537		1,412
Operating expenses	$ 2,972	$ 2,979	[1]	$ 2,826	[1]

[1]	The Company’s comparative financial statements were re-presented, see note 2.1 for a description of main changes.